Note 16 - Lease Liabilities - Maturity of Lease Liabilities Schedule (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Statement Line Items [Line Items]
Undiscounted cash flows, lease liabilities	$ 4,586
Not later than one year [member]
Statement Line Items [Line Items]
Undiscounted cash flows, lease liabilities	2,522
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Undiscounted cash flows, lease liabilities	1,513
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Undiscounted cash flows, lease liabilities	215
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Undiscounted cash flows, lease liabilities	116
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows, lease liabilities	101
Later than five years [member]
Statement Line Items [Line Items]
Undiscounted cash flows, lease liabilities	$ 119